Filed pursuant to Rule 497(e)
File Nos. 333-17391; 811-07959

PIA BBB Bond Fund
Managed Account Completion Shares (MACS) (PBBBX)
PIA MBS Bond Fund
Managed Account Completion Shares (MACS) (PMTGX)
PIA High Yield (MACS) Fund
Managed Account Completion Shares (MACS) (PIAMX)

(Each a “Fund,” together, the “Funds”)

Each a series of Advisors Series Trust (the “Trust”)

Supplement dated June 30, 2026 to the Prospectus and
Statement of Additional Information (“SAI”) dated March 31, 2026

At a meeting of the Board of Trustees (the “Board”) of Advisors Series Trust (the “Trust”) held on June  24, 2026, the Board approved, and recommended approval by a vote of each Fund’s shareholders, a New Investment Advisory Agreement (see definition below) between the Trust, on behalf of the Funds, and Pacific Income Advisers, Inc. (“PIA” or the “Adviser”).

PIA has managed the Funds since each of their inceptions and as the Funds’ investment adviser, has been responsible for each Fund’s overall investment strategy and its implementation. However, it is with profound sadness that we inform you of the passing of PIA’s co-founder, Lloyd McAdams, on May 1, 2026. Lloyd McAdams had a passion for investing and a dedication to his family, employees and clients. Lloyd McAdams founded PIA in 1986 with co-founder Heather Baines, the firm’s Chairman of the Board, and served as the firm’s Chief Investment Officer until 2018. Lloyd McAdams was a control person of the Adviser. He held his ownership interest in PIA through the Lloyd McAdams Family Trust Dated 6/26/1987 (“McAdams Family Trust”), of which he served as sole trustee. Effective May 12, 2026, a change of control (the “Change of Control”) of the Adviser occurred when Joseph McAdams, Lloyd McAdams’ son, the Chief Executive Officer, President and a Portfolio Manager of PIA, became the sole trustee of the McAdams Family Trust and a new control person of PIA.

The Change of Control is not expected to result in any material change in the day-to-day management of the Funds or the Adviser. However, under Section 15(a) of the Investment Company Act of 1940 (the “1940 Act”), an investment advisory agreement automatically terminates upon its “assignment,” (as defined in the 1940 Act) which includes a direct or indirect change of control of the investment adviser. Accordingly, the Change of Control resulted in the automatic termination of the previous Investment Advisory Agreements (“Previous Advisory Agreements”) between the Trust and the Adviser on behalf of the Funds, effective on May 12, 2026. Consistent with the requirements of the 1940 Act, the Previous Advisory Agreements contained a provision that the agreements would terminate automatically in the event of their “assignment.”

To provide for continuity in the operation of the Funds, at a Special Board meeting held on May 26, 2026 a majority of the Independent Trustees approved Interim Advisory Agreements, which meet the requirements of Rule 15a-4 under the 1940 Act, including that the Interim Advisory Agreements will be in effect for no longer than 150 calendar days following the Change of Control. The Interim Advisory Agreements have identical advisory fees for the Funds and contain identical terms and conditions to the Previous Advisory Agreements, except for the effective and termination dates, certain escrow provisions, and a few other immaterial changes. The Interim Advisory Agreements may be terminated prior to the completion of their 150-day term, and will terminate in the event that Shareholders of the Funds approve a New Investment Advisory Agreement.

To continue to provide for continuity in the operation of the Funds beyond the 150-day interim period, at a Board meeting held on June 24, 2026, the Board unanimously approved a new investment advisory agreement with the Adviser with respect to the Funds (the “New Investment Advisory Agreement”). The New Investment Advisory
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Agreement must also be approved by Shareholders of the Funds, so you will be asked to approve the New Investment Advisory Agreement.

Under the New Investment Advisory Agreement, the Adviser will provide investment advisory services to the Funds on similar terms and conditions and for identical fees to those currently in effect. Any material differences between the Previous Advisory Agreements and the New Investment Advisory Agreement will be discussed in more detail in the Proxy Statement that will be mailed to you. None of the Fund’s investment objectives, policies, risks, principal or non-principal strategies, or fundamental or non-fundamental investment restrictions will change as a result of the approval. All of the investment advisory personnel who currently manage the Funds are expected to continue to do so if Shareholders approve the New Investment Advisory Agreement. In addition, the Board of Trustees who oversee the Trust will continue to do so if Shareholders approve the New Investment Advisory Agreement.

The Change of Control WILL NOT CHANGE your Fund’s name or the number of shares you own of your Fund. The Board has determined that approval of the New Investment Advisory Agreement is in the best interest of the Funds and their Shareholders.

A special meeting of the Funds’ shareholders is scheduled to be held on September 1, 2026. In the coming weeks, each Fund’s shareholders of record will receive a proxy statement soliciting their vote with respect to a proposal to approve the proposed New Investment Advisory Agreement. If the Funds’ shareholders approve the New Investment Advisory Agreement, the Adviser will continue to provide investment advisory services to the Funds. A more complete description of the proposal, as well as information regarding the factors the Board considered in approving the proposal, will be provided in the proxy statement. When you receive your proxy statement, please review it and cast your vote so the Funds may avoid any future solicitations. Your vote is important to the Funds.

Please retain this supplement with your Prospectus and SAI.

2

Filed pursuant to Rule 497(e)
File Nos. 333-17391; 811-07959

PIA High Yield Fund
Institutional Class (PHYSX)

(the “Fund”)

A series of Advisors Series Trust (the “Trust”)

Supplement dated June 30, 2026 to the Prospectus and
Statement of Additional Information (“SAI”) dated March 31, 2026

At a meeting of the Board of Trustees (the “Board”) of Advisors Series Trust (the “Trust”) held on June  24, 2026, the Board approved, and recommended approval by a vote of the Fund’s shareholders, a New Investment Advisory Agreement (see definition below) between the Trust, on behalf of the Fund, and Pacific Income Advisers, Inc. (“PIA” or the “Adviser”).

PIA has managed the Fund since its inception and as the Fund’s investment adviser, has been responsible for the Fund’s overall investment strategy and its implementation. However, it is with profound sadness that we inform you of the passing of PIA’s co-founder, Lloyd McAdams, on May 1, 2026. Lloyd McAdams had a passion for investing and a dedication to his family, employees and clients. Lloyd McAdams founded PIA in 1986 with co-founder Heather Baines, the firm’s Chairman of the Board, and served as the firm’s Chief Investment Officer until 2018. Lloyd McAdams was a control person of the Adviser. He held his ownership interest in PIA through the Lloyd McAdams Family Trust Dated 6/26/1987 (“McAdams Family Trust”), of which he served as sole trustee. Effective May 12, 2026, a change of control (the “Change of Control”) of the Adviser occurred when Joseph McAdams, Lloyd McAdams’ son, the Chief Executive Officer, President and a Portfolio Manager of PIA, became the sole trustee of the McAdams Family Trust and a new control person of PIA.

The Change of Control is not expected to result in any material change in the day-to-day management of the Fund or the Adviser. However, under Section 15(a) of the Investment Company Act of 1940 (the “1940 Act”), an investment advisory agreement automatically terminates upon its “assignment,” (as defined in the 1940 Act) which includes a direct or indirect change of control of the investment adviser. Accordingly, the Change of Control resulted in the automatic termination of the previous Investment Advisory Agreements (“Previous Advisory Agreements”) between the Trust and the Adviser on behalf of the Fund, effective on May 12, 2026. Consistent with the requirements of the 1940 Act, the Previous Advisory Agreements contained a provision that the agreements would terminate automatically in the event of their “assignment.”

To provide for continuity in the operation of the Fund, at a Special Board meeting held on May 26, 2026 a majority of the Independent Trustees approved Interim Advisory Agreements, which meet the requirements of Rule 15a-4 under the 1940 Act, including that the Interim Advisory Agreements will be in effect for no longer than 150 calendar days following the Change of Control. The Interim Advisory Agreements have identical advisory fees for the Fund and contain identical terms and conditions to the Previous Advisory Agreements, except for the effective and termination dates, certain escrow provisions, and a few other immaterial changes. The Interim Advisory Agreements may be terminated prior to the completion of their 150-day term, and will terminate in the event that Shareholders of the Fund approve a New Investment Advisory Agreement.

To continue to provide for continuity in the operation of the Funds beyond the 150-day interim period, at a Board meeting held on June 24, 2026, the Board unanimously approved a new investment advisory agreement with the Adviser with respect to the Fund (the “New Investment Advisory Agreement”). The New Investment Advisory Agreement must also be approved by Shareholders of the Fund, so you will be asked to approve the New Investment Advisory Agreement.

Under the New Investment Advisory Agreement, the Adviser will provide investment advisory services to the Fund on similar terms and conditions and for identical fees to those currently in effect. Any material differences
1

between the Previous Advisory Agreements and the New Investment Advisory Agreement will be discussed in more detail in the Proxy Statement that will be mailed to you. None of the Fund’s investment objectives, policies, risks, principal or non-principal strategies, or fundamental or non-fundamental investment restrictions will change as a result of the approval. All of the investment advisory personnel who currently manage the Fund are expected to continue to do so if Shareholders approve the New Investment Advisory Agreement. In addition, the Board of Trustees who oversee the Trust will continue to do so if Shareholders approve the New Investment Advisory Agreement.

The Change of Control WILL NOT CHANGE your Fund’s name or the number of shares you own of your Fund. The Board has determined that approval of the New Investment Advisory Agreement is in the best interest of the Fund and its Shareholders.

A special meeting of the Fund’s shareholders is scheduled to be held on September 1, 2026. In the coming weeks, the Fund’s shareholders of record will receive a proxy statement soliciting their vote with respect to a proposal to approve the proposed New Investment Advisory Agreement. If the Fund’s shareholders approve the New Investment Advisory Agreement, the Adviser will continue to provide investment advisory services to the Fund. A more complete description of the proposal, as well as information regarding the factors the Board considered in approving the proposal, will be provided in the proxy statement. When you receive your proxy statement, please review it and cast your vote so the Fund may avoid any future solicitations. Your vote is important to the Fund.

Please retain this supplement with your Prospectus and SAI.

2

Filed pursuant to Rule 497(e)
File Nos. 333-17391; 811-07959

PIA Short-Term Securities Fund
Advisor Class (PIASX)

(the “Fund”)

A series of Advisors Series Trust (the “Trust”)

Supplement dated June 30, 2026 to the Prospectus and
Statement of Additional Information (“SAI”) dated March 31, 2026

At a meeting of the Board of Trustees (the “Board”) of Advisors Series Trust (the “Trust”) held on June  24, 2026, the Board approved, and recommended approval by a vote of the Fund’s shareholders, a New Investment Advisory Agreement (see definition below) between the Trust, on behalf of the Fund, and Pacific Income Advisers, Inc. (“PIA” or the “Adviser”).

PIA has managed the Fund since its inception and as the Fund’s investment adviser, has been responsible for the Fund’s overall investment strategy and its implementation. However, it is with profound sadness that we inform you of the passing of PIA’s co-founder, Lloyd McAdams, on May 1, 2026. Lloyd McAdams had a passion for investing and a dedication to his family, employees and clients. Lloyd McAdams founded PIA in 1986 with co-founder Heather Baines, the firm’s Chairman of the Board, and served as the firm’s Chief Investment Officer until 2018. Lloyd McAdams was a control person of the Adviser. He held his ownership interest in PIA through the Lloyd McAdams Family Trust Dated 6/26/1987 (“McAdams Family Trust”), of which he served as sole trustee. Effective May 12, 2026, a change of control (the “Change of Control”) of the Adviser occurred when Joseph McAdams, Lloyd McAdams’ son, the Chief Executive Officer, President and a Portfolio Manager of PIA, became the sole trustee of the McAdams Family Trust and a new control person of PIA.

The Change of Control is not expected to result in any material change in the day-to-day management of the Fund or the Adviser. However, under Section 15(a) of the Investment Company Act of 1940 (the “1940 Act”), an investment advisory agreement automatically terminates upon its “assignment,” (as defined in the 1940 Act) which includes a direct or indirect change of control of the investment adviser. Accordingly, the Change of Control resulted in the automatic termination of the previous Investment Advisory Agreements (“Previous Advisory Agreements”) between the Trust and the Adviser on behalf of the Fund, effective on May 12, 2026. Consistent with the requirements of the 1940 Act, the Previous Advisory Agreements contained a provision that the agreements would terminate automatically in the event of their “assignment.”

To provide for continuity in the operation of the Fund, at a Special Board meeting held on May 26, 2026 a majority of the Independent Trustees approved Interim Advisory Agreements, which meet the requirements of Rule 15a-4 under the 1940 Act, including that the Interim Advisory Agreements will be in effect for no longer than 150 calendar days following the Change of Control. The Interim Advisory Agreements have identical advisory fees for the Fund and contain identical terms and conditions to the Previous Advisory Agreements, except for the effective and termination dates, certain escrow provisions, and a few other immaterial changes. The Interim Advisory Agreements may be terminated prior to the completion of their 150-day term, and will terminate in the event that Shareholders of the Fund approve a New Investment Advisory Agreement.

To continue to provide for continuity in the operation of the Funds beyond the 150-day interim period, at a Board meeting held on June 24, 2026, the Board unanimously approved a new investment advisory agreement with the Adviser with respect to the Fund (the “New Investment Advisory Agreement”). The New Investment Advisory Agreement must also be approved by Shareholders of the Fund, so you will be asked to approve the New Investment Advisory Agreement.

Under the New Investment Advisory Agreement, the Adviser will provide investment advisory services to the Fund on similar terms and conditions and for identical fees to those currently in effect. Any material differences between the Previous Advisory Agreements and the New Investment Advisory Agreement will be discussed in
1

more detail in the Proxy Statement that will be mailed to you. None of the Fund’s investment objectives, policies, risks, principal or non-principal strategies, or fundamental or non-fundamental investment restrictions will change as a result of the approval. All of the investment advisory personnel who currently manage the Fund are expected to continue to do so if Shareholders approve the New Investment Advisory Agreement. In addition, the Board of Trustees who oversee the Trust will continue to do so if Shareholders approve the New Investment Advisory Agreement.

The Change of Control WILL NOT CHANGE your Fund’s name or the number of shares you own of your Fund. The Board has determined that approval of the New Investment Advisory Agreement is in the best interest of the Fund and its Shareholders.

A special meeting of the Fund’s shareholders is scheduled to be held on September 1, 2026. In the coming weeks, the Fund’s shareholders of record will receive a proxy statement soliciting their vote with respect to a proposal to approve the proposed New Investment Advisory Agreement. If the Fund’s shareholders approve the New Investment Advisory Agreement, the Adviser will continue to provide investment advisory services to the Fund. A more complete description of the proposal, as well as information regarding the factors the Board considered in approving the proposal, will be provided in the proxy statement. When you receive your proxy statement, please review it and cast your vote so the Fund may avoid any future solicitations. Your vote is important to the Fund.

Please retain this supplement with your Prospectus and SAI.

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